SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (14,510,251)	$ (18,935,592)
Less redemption dividend to Series F and Series B preferred shareholders	(114,561)	(423,476)
Net loss adjusted for common stock equivalents	$ (14,624,812)	$ (19,358,968)
Weighted average shares - basic	202,908,578	116,476,733
Net loss per share – basic	$ (0.07)	$ (0.16)
Weighted average shares – diluted	202,908,578	116,476,733
Net loss per share – diluted	$ (0.07)	$ (0.16)